Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment

11.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets that do not meet the definition of investment property under IAS 40 - Investment Property. The Company leases assets including land, buildings, plant machinery and equipment, and other assets.

(€ million)	Land	Buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
Gross carrying amount at January 1, 2024	1,448	10,115	50,727	8,445	5,542	76,277
Additions	7	730	3,052	5,805	2,884	12,478
Divestitures and disposals	(19)	(321)	(1,761)	(609)	—	(2,710)
Change in the scope of consolidation	5	42	(64)	207	29	219
Translation differences	3	142	596	382	175	1,298
Transfer to Assets held for sale	(22)	(75)	(11)	(2)	—	(110)
Other changes	(31)	190	2,307	(227)	(2,519)	(280)
At December 31, 2024	1,391	10,823	54,846	14,001	6,111	87,172
Additions	1	428	2,764	9,010	1,042	13,245
Divestitures and disposals	(22)	(144)	(1,296)	(2,256)	(4)	(3,722)
Change in the scope of consolidation	2	2	(3)	10	—	11
Translation differences	(63)	(492)	(2,319)	(1,225)	(417)	(4,516)
Transfer to Assets held for sale	25	20	1	1	3	50
Other changes	(2)	312	1,774	(813)	(2,469)	(1,198)
At December 31, 2025	1,332	10,949	55,767	18,728	4,266	91,042
Accumulated depreciation and impairment losses at January 1, 2024	32	4,643	31,808	2,082	25	38,590
Depreciation	3	602	3,769	986	—	5,360
Divestitures and disposal	(1)	(244)	(1,624)	(305)	—	(2,174)
Impairment losses and asset write-offs	1	24	343	—	1	369
Change in the scope of consolidation	—	—	(119)	49	—	(70)
Translation differences	1	21	214	70	(2)	304
Transfer to Assets held for sale	—	(34)	(4)	(1)	—	(39)
Other changes	(5)	12	(138)	(43)	(5)	(179)
At December 31, 2024	31	5,024	34,249	2,838	19	42,161
Depreciation	3	594	3,361	1,855	—	5,813
Divestitures and disposals	—	(112)	(1,234)	(539)	—	(1,885)
Impairment losses and asset write-offs	3	(1)	2,209	43	1,019	3,273
Change in the scope of consolidation	—	—	(2)	(1)	—	(3)
Translation differences	(1)	(124)	(968)	(204)	(4)	(1,301)
Transfer to Assets held for sale	12	16	1	—	—	29
Other changes	(12)	8	(220)	224	(3)	(3)
At December 31, 2025	36	5,405	37,396	4,216	1,031	48,084
Carrying amount at December 31, 2024	1,360	5,799	20,597	11,163	6,092	45,011
Carrying amount at December 31, 2025	1,296	5,544	18,371	14,512	3,235	42,958
For the years ended December 31, 2025, the Company recognized €3,273 million of impairment losses and asset write-offs of which (i) €2,730 million related to platform impairments, (ii) €488 million related to product plan realignments and program cancellations, and (iii) €55 million related to the Company’s decision to discontinue its hydrogen fuel cell technology development program. For the year ended December 31, 2024, €369 million of impairment losses and asset write-offs were recognized. Refer to Note 2, Basis of preparation - Critical judgments and use of estimates - Recoverability of non-current assets with definite useful lives, for additional information on the impairment losses and asset write-offs recognized.
These impairment charges were recognized within Cost of revenues in the Consolidated Income Statement for the years ended December 31, 2025 and 2024.
For a description of costs related to product plan realignments and program cancellations, platform impairments and impairment relating to the discontinuation of the hydrogen fuel cell development program, refer to Note
2, Basis of preparation - Strategic plan undergoing reassessment.
For the year ended December 31, 2025, translation differences of €(3,215) million primarily related to the weakening of the U.S. Dollar against the Euro. For the year ended December 31, 2024, translation differences of
€994 million primarily related to the strengthening of the U.S. Dollar and the weakening of the Brazilian Real against the Euro.
Changes in Other assets segregated between owned assets held and used by the Company and those subject to operating leases (including vehicles sold with a buy-back commitment) are as follows:

(€ million)	Assets subject to operating leases	Other assets	Total

Gross carrying amount at January 1, 2024	6,218	2,227	8,445
Additions	5,201	604	5,805
Divestitures and disposals	(304)	(305)	(609)
Transfer to Assets held for sale	—	(2)	(2)
Translation differences	310	72	382
Change in scope	64	143	207
Other changes	(281)	54	(227)
At December 31, 2024	11,208	2,793	14,001
Additions	8,390	620	9,010
Divestitures and disposals	(1,832)	(424)	(2,256)
Transfer to Assets held for sale	—	1	1
Translation differences	(1,053)	(172)	(1,225)
Change in scope	1	9	10
Other changes	(1,654)	841	(813)
At December 31, 2025	15,060	3,668	18,728
Accumulated depreciation and impairment losses at January 1, 2024	624	1,458	2,082
Depreciation	504	482	986
Divestitures	(18)	(287)	(305)
Transfer to Assets held for sale	—	(1)	(1)
Translation differences	26	44	70
Change in scope	26	23	49
Other changes	(31)	(12)	(43)
At December 31, 2024	1,131	1,707	2,838
Depreciation	1,293	562	1,855
Impairment losses and asset write offs	—	43	43
Divestitures	(146)	(393)	(539)
Translation differences	(96)	(108)	(204)
Change in scope	—	(1)	(1)
Other changes	(376)	600	224
At December 31, 2025	1,806	2,410	4,216
Carrying amount at December 31, 2024	10,077	1,086	11,163
Carrying amount at December 31, 2025	13,254	1,258	14,512
The increase in the carrying amount of assets subject to operating leases was primarily driven by higher activity levels in our financing operations within SFS U.S. Divestitures and disposals of assets subject to operating leases include amounts related to vehicles accounted for as operating leases that were ultimately retained by customers at the end of the lease term rather than being returned to the Company.
The maturity analysis of undiscounted annual lease payments (excluding assets subject to buy-back) to be received is as follows:

	At December 31,
(€ million)	2025	2024
Within one year	1,717	1,031
Between one and two years	1,239	947
Between two and three years	559	479
Between three and four years	81	58
Between four and five years	13	3
Later than five years	13	15
Total undiscounted lease payments to be received	3,622	2,533
Property, plant and equipment included owned property, plant and equipment of €40,985 million at
December 31, 2025 (€42,950 million at December 31, 2024) and right-of-use assets of €1,973 million at
December 31, 2025 (€2,061 million at December 31, 2024).
Changes in Right-of-use assets are as follows:

(€ million)	Land	Buildings	Plant, machinery and equipment	Other assets	Total
Balance at January 1, 2024	33	1,309	153	289	1,784
Depreciation	(3)	(275)	(84)	(315)	(677)
Additions	6	460	42	406	914
Divestitures	(4)	(59)	(33)	(8)	(104)
Change in the scope of consolidation	2	54	1	62	119
Translation differences	1	46	2	16	65
Other	(11)	(25)	(2)	(2)	(40)
Balance at December 31, 2024	24	1,510	79	448	2,061
Depreciation	(3)	(271)	(52)	(376)	(702)
Additions	1	309	65	442	817
Divestitures	—	(14)	(6)	(4)	(24)
Translation differences	(2)	(103)	(2)	(41)	(148)
Other	(1)	—	5	(35)	(31)
Balance at December 31, 2025	19	1,431	89	434	1,973
At December 31, 2025 and 2024, the carrying amounts of Property, plant and equipment of the Company
(excluding the Right-of-Use assets described above) reported as pledged as security for debt and other commitments, was €25 million and €499 million, respectively.
At December 31, 2025 and 2024, the Company had contractual commitments for the purchase of Property, plant and equipment amounting to €1,563 million and €2,711 million, respectively.